Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings, Excluding Current Portion of Long-Term Debt) (Parenthetical) (Detail) - Unsecured short-term loans from financial institutions	Mar. 31, 2016	Mar. 31, 2015
Japanese Yen Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions, Weighted-average variable rate per annum	0.50%	0.70%
Euro Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions, Weighted-average variable rate per annum	0.70%	1.30%